Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2) Summary of Significant Accounting Policies
(a) Basis of Presentation and Consolidation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.
(b) Use of Estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, useful lives of property, plant and equipment, impairment of goodwill; economic lives of intangible assets, allowance for doubtful receivables and fair value of share based compensation. Actual results could differ from those estimates.
(c) Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of cash on hand and bank current deposits. Cash equivalents consist of bank deposits and short-term, highly-liquid investments with original maturities of 90 days or less.
In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums or net premiums after deducting its authorized commissions to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency of Nil and RMB7,813 as of December 31, 2009 and 2010, respectively.
(d) Accounts Receivable and Insurance Premium Receivables
Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.
Accounts receivable, net is analyzed as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Accounts receivable	183,496	248,965
Allowance for doubtful accounts	(2,136)	(5,790)

Accounts receivable, net	181,360	243,175

The following table summarized the movement of the Group’s allowance for doubtful accounts:

	2008	2009	2010
	RMB	RMB	RMB
Balance at the beginning of the year	—	251	2,136
Provision for doubtful accounts	251	1,885	5,136
Write-offs	—	—	(1,482)

Balance at the ending of the year	251	2,136	5,790

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.
(e) Property, Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful	Estimated residual
	life (Years)	value
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%
The depreciation methods and estimated useful lives are reviewed regularly.
Depreciation expenses recognized in the consolidated statements of operations for the years ended December 31, 2008, 2009 and 2010 were RMB6,222, RMB18,791 and RMB30,552, respectively, of which RMB755, RMB1,292 and RMB2,535, were recorded in the selling expenses and Nil, RMB3,441 and RMB5,607 were recorded in commission and fees under operating costs and expenses for the years ended December 31, 2008, 2009 and 2010, respectively. The remaining amounts were recorded in general and administrative expenses.
(f) Goodwill and Other Intangible Assets
Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operates in four reporting units which are its reportable segments. The goodwill impairment review is a two-step process. Step one consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step two requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.
The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows. No impairment loss on goodwill was identified for the years ended December 31, 2008, 2009 and 2010.
Identifiable intangibles assets are required to be determined separately from goodwill based on fair value. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Prior to October 1, 2010, amortization is computed using the straight-line method over the intangible assets’ economics lives. Starting from October 1, 2010, amortization for identifiable intangibles assets of customer relationship is computed using accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. The effect of the change in amortization method in customer relationship is insignificant. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.
Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.
The intangible assets, net consisted of the following:

	Useful	As of December 31, 2009			As of December 31, 2010
	life		Accumulated	Net carrying		Accumulated	Impairment	Net carrying
	(Years)	Cost	amortization	values	Cost	amortization	loss	values
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	24,091	24,091	—	—	24,091
Trade name	10	—	—	—	8,140	(144)	—	7,996
Customer relationship	4.6 to 9.8	24,086	6,596	17,490	48,356	(14,987)	—	33,369
Non-compete agreement	3 to 14	43,340	5,956	37,384	83,191	(16,583)	(4,600)	62,008
Agency agreement and licence	4.6 to 10	3,007	487	2,520	15,294	(2,654)	—	12,640
Software and system	5 to 10	—	—	—	5,740	(191)	—	5,549

		94,524	13,039	81,485	184,812	(34,559)	(4,600)	145,653

Aggregate amortization expenses for intangible assets were RMB3,260, RMB9,654 and RMB21,520 for the years ended December 31, 2008, 2009 and 2010, respectively. The Group recorded an impairment loss on its intangible asset in the amount of RMB4,600 associated with non-compete agreement attributed to a subsidiary as its carrying value exceeds fair value. As of December 31, 2010, the estimated amortization expenses for the next five years are: RMB27,429 in 2011, RMB25,342 in 2012, RMB20,679 in 2013, RMB18,829 in 2014 and RMB12,969 in 2015, and an aggregate amount of RMB16,314 in years thereafter.
(g) Other Receivables and Other Current Assets
Other receivables and other current assets consist of advances, prepayment and prepaid expenses.
(h) Investment in affiliates
Investments in affiliates are accounted for using equity method. The Group does not control the affiliate but over which it exerts significant influence.
(i) Other Non-current Assets
As of December 31, 2010, other non-current assets represent from 5% to 20% (2009: 5% to 10%) investments in equity security of private companies over which it exerts no significant influence and are measured initially at cost.
(j) Impairment of Long-Lived Assets
Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.
Management performed the annual impairment test for all long-lived assets as of December 31, 2010 and concluded that there was an impairment loss of intangible asset of RMB4,600 as of December 31, 2010.
(k) Insurance Premium Payables
Insurance premium payables are insurance premium collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
(l) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
(m) Share-based Compensation
All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, would be treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of operations. Compensation cost related to employee stock option or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Group uses the Black-Scholes option-pricing model to determine the fair value of stock options and warrants.
Determining the value of our share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The management estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and it will prospectively revise the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.
Share-based compensation expenses of RMB45,659, RMB7,553 and RMB22,211 for the years ended December 31, 2008, 2009 and 2010, respectively, were included in the general and administrative expenses.
(n) Employee Benefit Plans
As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of operations as they become payable in accordance with the rules of the above mentioned defined contribution plans.
(o) Revenue Recognition
The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.
Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been de minims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1%, 0.1% and 0.1% of the total commission and fee revenues for the years ended December 31, 2008, 2009 and 2010, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded as revenue when received, which in many cases, that is the Group’s first notification of the amounts earned.
Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.
Other service fees include revenue from the provision of insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.
The Group presented revenue net of sales taxes incurred. The sales taxes amounted to RMB54,590, RMB83,958 and RMB102,190 for the years ended December 31, 2008, 2009 and 2010, respectively.
(p) Contingent Consideration
In December 2007, the FASB issued ASC 805, Business Combinations (“ASC 805”) to improve reporting creating greater consistency in the accounting and financial reporting of business combinations. ASC 805 requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. ASC 805 applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Effective from January 1, 2009, the Group adopted ASC 805 on a prospective basis. As a result, the recorded purchase price for all acquisitions consummated after January 1, 2009 include an estimation of the fair value of contingent consideration payables. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of operation when incurred. Changes in fair value of contingent consideration payables totaling RMB5,946 and nil was charged to consolidated statement of operations for the year ended December 31, 2009 and 2010, respectively. Also, as a result of adoption of ASC 805, in a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at acquisition date fair value and recognize gain or loss, if any, in earnings. The Group recorded earnings of such remeasurement as investment income of RMB18,905 and RMB41,244 to the consolidated statement of operations for the years ended December 31, 2009 and 2010, respectively.
For acquisitions before January 1, 2009, contingent consideration arrangements generally result in the payment/receiving of additional consideration or surrender/receiving of shares to/from the sellers upon the acquired entities’ satisfaction of performance targets subsequent to acquisition as stipulated in the acquisition agreement.
Additional cash payments or surrender of shares which are determined to be additional purchase consideration are accounted for as part of the purchase price of the acquired entities when the outcome of contingency is determinable beyond a reasonable doubt, while those which are determined to be compensatory in nature are recorded as compensation expenses and charged to the consolidated statement of operations. No compensation expenses were paid for the years ended December 31, 2008, 2009 and 2010.
(q) Fair Value of Financial Instruments
The carrying amounts of accounts receivable, insurance premium receivables, other receivables, accounts payable, other payables and accrued expenses, amounts due from (to) related parties and insurance premium payables are approximate their fair values due to the short-term maturity of these instruments.
(r) Foreign Currencies
The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders’ equity and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.
The functional currency of the Company’s subsidiaries and VIE is the RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.
(s) Foreign currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Company included aggregate amounts of RMB1,276,993 and RMB1,723,210 at December 31, 2009 and 2010, respectively, which were denominated in RMB.
(t) Translation into United States Dollars
The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.60, on December 30, 2010, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 30, 2010, or at any other rate.
(u) Segment reporting
The Group distributes a variety of property and casualty; and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services. For the years ended December 31, 2009 and 2010, the Group operates four operating segments: (1) property and casualty insurance (“P&C”) (2) life insurance (“Life”) (3) insurance claims adjusting services (“Claims Adjusting”) and (4) datong life insurance (“Datong”). Details of these operating segments are described in note 21. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.
Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.
(v) Earnings per Share (“EPS”)
Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.
(w) Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB832, RMB5,459 and RMB3,825 for the years ended December 31, 2008, 2009 and 2010, respectively.
(x) Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations over the lease period.
(y) Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period and is included in the consolidated statements of shareholders’ equity.
(z) Recently Issued Accounting Standards
In December 2010, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclosure revenue and earnings of the combined entity as though the business combination(s) that occurred during the year had occurred as of the beginning of the comparable prior annual reporting only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters to business combinations that are material on an individual or aggregated basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010 and should be applied prospectively as of the date of adoption. Early adoption is permitted. The Group does not expect the adoption of this ASU to have any significant impact on its financial condition or result of operations.
In December 2010, the FASB issued an authoritative pronouncement on when to perform Step 2 of the Goodwill Impairment test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2010. Early adoption will not be permitted. For nonpublic entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2011. Early application for nonpublic entities is permitted; nonpublic entities that elect early application will use the same effective date as that for public entities. The Group does not expect the adoption of this ASU to have any significant impact on its financial condition or result of operations.
In April 2010, the FASB issued ASU 2010-13, Compensation — Stock Compensation (Topic 718); Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The objective of this ASU is to address the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. FASB Accounting Standards Codification Topic 718, Compensation—Stock Compensation, provides guidance on the classification of a share-based payment award as either equity or a liability. A share-based payment award that contains a condition that is not a market, performance, or service condition is required to be classified as a liability. Under Topic 718, awards of equity share options granted to an employee of an entity’s foreign operation that provide a fixed exercise price denominated in (1) the foreign operation’s functional currency or (2) the currency in which the employee’s pay is denominated should not be considered to contain a condition that is not a market, performance, or service condition. However, US GAAP do not specify whether a share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades has a market, performance, or service condition. Diversity in practice has developed on the interpretation of whether such an award should be classified as a liability when the exercise price is not denominated in either the foreign operation’s functional currency or the currency in which the employee’s pay is denominated. ASU 2010-13 clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. This ASU is effective for fiscal years and interim periods within those fiscal years, beginning on or after December 15, 2010, and will be applied prospectively. Affected entities will be required to record a cumulative catch-up adjustment for all awards outstanding as of the beginning of the current period in which the guidance is adopted. The Group does not expect the adoption of this ASU to have any significant impact on its financial condition or result of operations.